Intangible Assets	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Intangible Assets
16.	Intangible Assets

(1)	Intangible assets as of December 31, 2019 and 2018 are as follows:

(In millions of won)
	December 31, 2019
	Acquisition cost		Accumulated amortization	Accumulated impairment	Carrying amount
Frequency usage rights	￦	6,210,882	(3,563,381)	—	2,647,501
Land usage rights		53,265	(45,916)	—	7,349
Industrial rights		110,380	(43,522)	(34)	66,824
Development costs		63,840	(50,127)	(2,567)	11,146
Facility usage rights		157,664	(131,832)	—	25,832
Customer relations		607,435	(16,064)	—	591,371
Club memberships(*1)		112,571	—	(32,161)	80,410
Brands(*1)		374,096	—	—	374,096
Other(*2)		4,397,319	(3,313,263)	(22,493)	1,061,563

	￦	12,087,452	(7,164,105)	(57,255)	4,866,092

(In millions of won)
	December 31, 2018
	Acquisition cost		Accumulated amortization	Accumulated impairment	Carrying amount
Frequency usage rights	￦	6,210,882	(3,070,904)	—	3,139,978
Land usage rights		65,974	(55,463)	—	10,511
Industrial rights		163,983	(50,640)	(29,716)	83,627
Development costs		54,941	(44,304)	(1,647)	8,990
Facility usage rights		155,470	(124,443)	—	31,027
Customer relations		643,421	(18,330)	—	625,091
Club memberships(*1)		114,650	—	(34,175)	80,475
Brands(*1)		374,096	—	—	374,096
Other(*2)		4,256,377	(3,058,022)	(38,640)	1,159,715

	￦	12,039,794	(6,422,106)	(104,178)	5,513,510

(*1)	Club memberships and Brands are classified as intangible assets with indefinite useful life and are not amortized.

(*2)	Other intangible assets primarily consist of computer software and others.

(2)	Details of the changes in intangible assets for the years ended December 31, 2019 and 2018 are as follows:

(In millions of won)	2019
	Beginning balance		Impact of adopting IFRS 16	Acquisition	Disposal	Transfer	Amortization	Impairment(*1)	Business combinations(*2)	Disposal of subsidiaries	Ending balance
Frequency usage rights	￦	3,139,978	—	—	—	—	(492,477)	—	—	—	2,647,501
Land usage rights		10,511	—	2,017	(442)	—	(4,737)	—	—	—	7,349
Industrial rights		83,627	—	1,409	(1,540)	2,491	(4,696)	—	158	(14,625)	66,824
Development costs		8,990	—	2,218	—	1,468	(5,359)	(961)	4,790	—	11,146
Facility usage rights		31,027	—	2,093	(25)	236	(7,499)	—	—	—	25,832
Customer relations		625,091	—	250	(367)	304	(33,907)	—	—	—	591,371
Club memberships		80,475	—	2,437	(1,574)	(1,200)	—	(916)	1,188	—	80,410
Brands(*3)		374,096	—	—	—	—	—	—	—	—	374,096
Other		1,159,715	(2,274)	134,911	(5,154)	209,322	(417,571)	(7,517)	1,100	(10,969)	1,061,563

	￦	5,513,510	(2,274)	145,335	(9,102)	212,621	(966,246)	(9,394)	7,236	(25,594)	4,866,092

(*1)	The Group recognized the difference between recoverable amount and the carrying amount of intangible assets amounting to ￦9,394 million as impairment loss for the year ended December 31, 2019.

(*2)	Includes assets from the Parent Company’s acquisitions of FSK L&S Co., Ltd. and Incross Co., Ltd.

(*3)
Brands are recognized in connection with the acquisition of Life & Security Holdings Co., Ltd. and are tested for impairment by comparing the recoverable amounts of CGU to the carrying amounts. (See note 15)

(In millions of won)	2018
	Beginning balance		Acquisition	Disposal	Transfer	Amortization	Impairment(*1)	Business combinations(*2)	Ending balance
Frequency usage rights	￦	2,176,940	1,366,926	—	—	(403,888)	—	—	3,139,978
Land usage rights		15,750	2,918	(1,142)	406	(7,421)	—	—	10,511
Industrial rights		111,347	6,694	(1,598)	5,254	(7,418)	(30,748)	96	83,627
Development costs		4,103	4,250	—	(6)	(1,866)	(118)	2,627	8,990
Facility usage rights		36,451	2,223	(39)	101	(7,709)	—	—	31,027
Customer relations		4,035	213	—	149	(9,541)	—	630,235	625,091
Club memberships		73,614	6,719	(2,950)	(7)	—	(173)	3,272	80,475
Brands(*3)		—	—	—	—	—	—	374,096	374,096
Other		1,164,725	126,164	(9,181)	277,504	(395,072)	(29,242)	24,817	1,159,715

	￦	3,586,965	1,516,107	(14,910)	283,401	(832,915)	(60,281)	1,035,143	5,513,510

(*1)	The Group recognized the difference between recoverable amount and the carrying amount of intangible assets amounting to ￦60,281 million as impairment loss for the year ended December 31, 2018.

(*2)	Includes assets from the Parent Company’s acquisitions of id Quantique SA, Life & Security Holdings Co., Ltd. and SK Infosec Co., Ltd.

(*3)	Brands are recognized in connection with the acquisition of Life & Security Holdings Co., Ltd.

(3)	Research and development expenditures recognized as expense for the years ended December 31, 2019, 2018 and 2017 are as follows:

(In millions of won)
	2019		2018	2017
Research and development costs expensed as incurred	￦	391,327	387,675	395,276

(4)	Details of frequency usage rights as of December 31, 2019 are as follows:

(In millions of won)
	Amount		Description	Commencement of amortization	Completion of amortization
800MHz license	￦	60,816	CDMA and LTE service	Jul. 2011	Jun. 2021
1.8GHz license		251,240	LTE service	Sept. 2013	Dec. 2021
2.6GHz license		849,930	LTE service	Sept. 2016	Dec. 2026
2.1GHz license		208,918	W-CDMA and LTE service	Dec. 2016	Dec. 2021
3.5GHz license(*)		1,073,914	5G service	Apr. 2019	Nov. 2028
28GHz license(*)		202,683	5G service	—	Nov. 2023

	￦	2,647,501

(*)
The Group participated in the frequency license allocation auction hosted by Ministry of Science and Information and Communication Technology(ICT) and was assigned the 3.5GHz and 28GHz bands of frequency licenses during the year ended December 31, 2018. The considerations payable for the bands of frequency are ￦1,218,500 million and ￦207,300 million, respectively. These bands of frequency were assigned in December 2018 and the annual payments in installment of the remaining balances will be made for the next ten and five years, respectively. The Group recognized these frequency licenses as intangible assets at the date of initial lump sum payment and began amortization for 3.5GHz license in April 2019. The amortization for 28GHz license will begin when it is in the condition necessary for it to be capable of operating in the manner intended by management.